Fair Value Measurements - Gain (Loss) on Financial Instruments (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) on investment	$ (42,775)	$ (21,037)	$ (56,011)	$ (2,180)	$ (46,236)	$ (33,058)	$ (51,421)	$ 31,837	$ (30,670)
Reclassification of realized gain upon transfer from available-for-sale debt security to equity interest	13,694				13,694
Related party equity securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) on investment	(136)	(27,759)	(56,011)	0	(3,702)	(42,564)	(63,536)	37,012	(22,913)
Other public equity securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) on investment	(516)	505	0	0	(736)	(9)	523	0	0
Put options
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) on investment	(695)	980	0	(2,180)	(3,023)	2,744	(3,460)	(5,175)	(7,757)
Derivative liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) on investment	163	5,278	0	0	1,581	3,803	4,595	0	0
Other, without a readily determinable fair value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) on investment			$ 0	$ 0			$ 10,457	$ 0	$ 0
Other, without a readily determinable fair value | Without Readily Determinable Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) on investment	0	(41)			(158)	2,968
Warrant liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) on investment	214	0			1,699	0
Prepaid forward liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) on investment	19	0			(73)	0
Other equity interests
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) on investment	$ (41,824)	$ 0			$ (41,824)	$ 0